Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–2.49%
Invesco Global Real Estate Income Fund, Class R6	2.49%	$6,582,713	$60,809	$(152,721)	$(20,026)	$(11,236)	$60,809	822,871	$6,459,539
Invesco Macro Allocation Strategy Fund, Class R6	—	6,760,190	58,130	(6,878,585)	1,062,935	(1,002,670)	58,130	—	—
Total Alternative Funds		13,342,903	118,939	(7,031,306)	1,042,909	(1,013,906)	118,939		6,459,539
Domestic Equity Funds–27.20%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.89%	7,511,745	1,213,889	(264,019)	(911,014)	(50,429)	—	248,350	7,500,172
Invesco Main Street Small Cap Fund, Class R6	2.76%	7,307,452	294,024	—	(440,725)	—	—	340,664	7,160,751
Invesco NASDAQ 100 ETF	6.50%	13,574,656	5,445,329	(922,206)	(1,324,069)	78,673	21,182	87,309	16,852,383
Invesco Russell 1000® Dynamic Multifactor ETF	5.91%	18,499,263	658,982	(3,690,830)	(1,086,064)	935,891	33,513	287,324	15,317,242
Invesco S&P 500 Revenue ETF	5.95%	—	16,042,218	(205,712)	(398,444)	2,752	45,870	155,434	15,440,814
Invesco S&P 500® Pure Value ETF	—	11,480,305	—	(11,840,140)	(3,446,583)	3,806,418	—	—	—
Invesco S&P 500® Top 50 ETF	0.97%	—	2,811,973	—	(294,817)	—	5,004	54,697	2,517,156
Invesco Value Opportunities Fund, Class R6	2.22%	6,060,239	—	—	(301,628)	—	—	276,723	5,758,611
Total Domestic Equity Funds		64,433,660	26,466,415	(16,922,907)	(8,203,344)	4,773,305	105,569		70,547,129
Fixed Income Funds–59.51%
Invesco Core Bond Fund, Class R6	26.17%	70,561,076	804,915	(4,386,078)	867,484	7,352	804,766	11,988,472	67,854,749
Invesco Core Plus Bond Fund, Class R6	12.79%	34,477,963	421,803	(2,118,177)	649,618	(267,453)	421,604	3,600,842	33,163,754
Invesco Emerging Markets Sovereign Debt ETF	1.54%	4,054,497	—	(132,144)	72,895	126	66,445	198,085	3,995,374
Invesco Equal Weight 0-30 Year Treasury ETF	7.04%	18,636,753	—	(918,118)	746,669	(203,088)	170,648	656,442	18,262,216
Invesco Floating Rate ESG Fund, Class R6	3.17%	8,719,093	191,029	(533,024)	(153,744)	(11,792)	191,056	1,253,674	8,211,562
Invesco High Yield Fund, Class R6	3.12%	8,587,731	145,210	(563,765)	(82,351)	13,636	145,238	2,307,823	8,100,461
Invesco Variable Rate Investment Grade ETF	5.68%	15,593,075	—	(834,242)	(26,112)	6,093	191,016	587,672	14,738,814
Total Fixed Income Funds		160,630,188	1,562,957	(9,485,548)	2,074,459	(455,126)	1,990,773		154,326,930
International and Global Equity Funds–10.34%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.73%	2,074,007	—	(226,921)	26,630	13,911	—	57,080	1,887,627
Invesco Developing Markets Fund, Class R6	0.61%	1,661,925	—	(121,494)	55,303	(10,172)	—	40,666	1,585,562
Invesco Global Fund, Class R6	3.50%	9,649,575	338,143	(416,507)	(503,801)	5,723	—	99,552	9,073,133
Invesco Global Infrastructure Fund, Class R6	—	2,602,528	283,720	(2,660,312)	(281,189)	331,982	6,991	—	—
Invesco International Developed Dynamic Multifactor ETF	1.41%	3,491,993	—	—	168,055	—	23,556	148,722	3,660,048
Invesco International Small-Mid Company Fund, Class R6	1.87%	4,910,254	—	(193,372)	195,732	(53,985)	—	130,223	4,858,629
Invesco Oppenheimer International Growth Fund, Class R6	0.64%	1,646,400	—	—	12,013	—	—	52,233	1,658,413
Invesco RAFI Developed Markets ex-U.S. ETF	1.58%	4,175,432	—	(457,140)	333,725	36,790	36,438	78,646	4,088,807
Total International and Global Equity Funds		30,212,114	621,863	(4,075,746)	6,468	324,249	66,985		26,812,219
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(b)	0.18%	788,387	5,854,859	(6,182,552)	—	—	6,773	460,694	460,694
Invesco Treasury Portfolio, Institutional Class, 4.25%(b)	0.33%	1,456,644	10,873,310	(11,479,256)	—	—	12,403	850,699	850,698
Total Money Market Funds		2,245,031	16,728,169	(17,661,808)	—	—	19,176		1,311,392
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $252,481,184)	100.05%	270,863,896	45,498,343	(55,177,315)	(5,079,508)	3,628,522	2,301,442		259,457,209
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.34%(b)(c)	—	$—	$6,912,976	$(6,912,976)	$—	$—	$3,018 (d)	—	$—
Invesco Private Prime Fund, 4.46%(b)(c)	—	—	21,244,624	(21,244,624)	—	—	9,385 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	28,157,600	(28,157,600)	—	—	12,403		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $252,481,184)	100.05%	$270,863,896	$73,655,943	$(83,334,915)	$(5,079,508)	$3,628,522 (e)	$2,313,845		$259,457,209
OTHER ASSETS LESS LIABILITIES	(0.05)%								(135,492)
NET ASSETS	100.00%								$259,321,717
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$276,729
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Moderately Conservative Investor Fund